Loans Payable	12 Months Ended
Dec. 31, 2012
Loans Payable
Loans Payable

8.                                      Loans Payable

	December 31,	December 31,
	2012	2011

Bank loan (China Merchants Bank): RMB 10 million, bearing interest at 20% above the prime rate of a one-year term loan published by the People’s Bank of China. Interest was payable quarterly. The loan agreement was under a general credit facility agreement with the same bank with a limit of RMB 30 million for the period from December 22, 2011 to December 21, 2012. The Company repaid the loan on December 21, 2012.	$—	$1,571,166

Bank loan (Industrial and Commercial Bank of China Limited): RMB 20 million (December 31, 2011- RMB 20 million), bearing interest at 10% above Bank of China’s prime rate of a one year term loan plus 1.456% of financing fee per year, at 8.672% per year before it was repaid on December 10, 2012. RMB 20 million, was drawn down on December 13, 2012 under a new loan agreement with same interest rate (currently at 7.8%) calculation basis with financing fee of 1.2% per year. Interest is payable monthly and the loan is repayable on December 12, 2013. The loan is guaranteed by an unrelated third party, with a guarantee fee of $64,204 (RMB 400,000) (2011, $63,000) over the term of the loan. Trade receivables of Sinovac Beijing with a carrying value of not lower than $5.6 million (RMB 35 million) is pledged as collateral.

	3,210,221	3,142,332

Bank loan (China Construction Bank): The total amount of the loan facility is $8.03 million (RMB 50 million) for a 3-year period from December 13, 2012 to December 12, 2015. The amount drawn is RMB 7.4 million as at December 31, 2012. The interest is set at the bank’s prime lending rate at 6.15% per year. The loan is to be used exclusively for the operation and production costs of Sinovac Beijing. Interest is payable monthly. The loan is unsecured and 10%of the principal amount is repayable in 2013, 10% of the principal amount is repayable in 2014 with the remainder principal repayable in 2015. Pursuant to the covenants set out in the agreement, the debt to total assets ratio must not be higher than 85%, current ratio must not be lower than 1, contingent liability must not be higher than $14.6 million (RMB — 91 million) and gearing ratio (contingent liability as a percentage of total stockholder’s equity) must not be higher than 10%.

	118,369	––

Loans payable — current-term	$3,328,590	$4,713,498

	December 31, 2012	December31, 2011

Bank loan (China Construction Bank): RMB 90 million (December 31, 2011- RMB 76.5 million), bearing interest at the bank’s prime lending rate and adjusted every 12 months, at 6.9% per year (2011 — 6.9%). The loan is exclusively for the purchase of the Changping facility. Interest is payable monthly. Land and building of the Changping facility of Sinovac Beijing with a net book value of $7.54 million (RMB 46.97 million) was pledged as collateral. The entire principal amount is payable on February 9, 2015.	$14,445,996	$12,019,420

Bank loan (China Construction Bank): The total amount of the loan facility is $8.03 million (RMB 50 million) for a 3-year period from December 13, 2012 to December 12, 2015. The amount drawn is RMB 7.4 million as at December 31, 2012. The interest is set at the bank’s prime lending rate at 6.15% per year. The loan is to be used exclusively for the operation and production costs of Sinovac Beijing. Interest is payable monthly. The loan is unsecured and 10%of the principal amount is repayable in 2013, 10% of the principal amount is repayable in 2014 with the remainder principal repayable in 2015. Pursuant to the covenants set out in the agreement, the debt to total assets ratio must not be higher than 85%, current ratio must not be lower than 1, contingent liability must not be higher than $14.6 million (RMB — 91 million) and gearing ratio (contingent liability as a percentage of total stockholder’s equity) must not be higher than 10%.

	1,065,326	––

Bank loan (Bank of Beijing): RMB 92,776,700 (December 31, 2011- RMB 33,745,050) bearing interest at the bank’s prime lending rate and adjusted every 12 months, currently at 6.4% per year (2011 — 6.9%). Interest is payable quarterly. The loan is for construction of the Changping facility and has a maximum credit facility amount of RMB 200 million. The loan is repayable in four equal installments on May 13, 2014, November 13, 2014, May 13, 2015 and November 13, 2015. The Company also obtained a credit line with a maximum quota for issuing letter of credits of RMB 80 million with the same bank. Land and building of Sinovac Beijing with a net book value of $3.45 million (RMB 21.5 million) was pledged as collateral.

	14,891,687	5,301,907

Loan (Beijing Zhongguancun Development Group): $963,067 (RMB 6 million) bearing interest currently at 0.36% per year to fund EV71 vaccine research project of Sinovac Beijing. The total loan is $1.9 million (RMB 12 million) of which RMB 6 million was received in 2012 and the second RMB 6 million was received on February 25, 2013. The loan is unsecured and repayable on February 24, 2016. The Beijing Zhongguancun Development Group is entitled to 10.62% ownership of the profits, if any, generated from the intellectual property developed during the loan period. The Company can repay the loan at any time during the loan period. The fair value differential (between the face value and the fair value using the effective interest rate method at the Company’s borrowing rate of 6.9%) is recorded as a government grant ($216,058 in 2012) (see notes 17 and 22).

	778,226	$—

Loans payable — long-term	$31,181,235	$17,321,327

$7.4 million long-term loan from Bank of Beijing will mature in 2014. $7.4 million long-term  loan from Bank of Beijing and  $15.5 million from China Construction Bank will mature in 2015.

The weighted average effective interest rate was 7% and 6.71% in 2012 and 2011, respectively. The Company incurred $1,955,400, $1,439,743 and $1,163,551, respectively, in interest costs in 2012, 2011and 2010, of which $1,346,392(net of $1,458,280 loan interest subsidies received) in 2012, $251,891 (net of $711,738 loan interest subsidies received) in 2011 and $nil in 2010 have been capitalized in property, plant and equipment.